Equity Investments in Affiliates - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in Chevy Chase, Value	$ 178,000
Impairment charge	1,640,389	200,000
Metropolitan Medical Partners LLC ("Chevy Chase") | Chevy Chase MD
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in Chevy Chase, percentage	18.00%	18.00%
River City ASC
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in Chevy Chase, percentage			20.00%
Impairment charge		200,000
Remaining ownership interest percentage held by partner			80.00%
Payments to acquire ownership interest			$ 200,000